American Skandia Trust

One Corporate Drive

Shelton, Connecticut 06484

May 6, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:          American Skandia Trust

                Registration Nos.: 033-24962 and 811-5186

Ladies sand Gentlemen:

                Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the registrant hereby certifies that:  (i) the form of prospectus and Statement of Additional Information of American Skandia Trust (“AST”) that would have been filed pursuant paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the AST Registration Statement (Post-Effective Amendment No. 52); and (ii) the text of Post-Effective Amendment No. 52 to the AST Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 2005.

If you have any questions, please do not hesitate to contact me at (973) 802-6469.  Thank you for your attention to this filing.

Respectfully submitted,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary